Document and Entity Information	May 19, 2025
Cover [Abstract]
Entity Registrant Name	UNIFI INC
Amendment Flag	false
Entity Central Index Key	0000100726
Document Type	8-K
Document Period End Date	May 19, 2025
Entity Incorporation State Country Code	NY
Entity File Number	1-10542
Entity Tax Identification Number	11-2165495
Entity Address, Address Line One	7201 West Friendly Avenue
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27410
City Area Code	(336)
Local Phone Number	294-4410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	UFI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false